UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	May 14, 2008

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	61

Form 13F Information Table Value Total:  	$239,521,000

Bainco International Investors
March 31, 2008

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM              000375204     3347   124330 SH       SOLE                   124330
AT&T Inc.                      COM              00206R102      404    10557 SH       SOLE                    10557
Altria Group Inc               COM              02209S103     1573    70864 SH       SOLE                    70864
Amgen                          COM              031162100      272     6500 SH       SOLE                     6500
Apple Inc                      COM              037833100     4246    29590 SH       SOLE                    29590
Applied Materials              COM              038222105     3523   180550 SH       SOLE                   180550
Avon Products Inc              COM              054303102     5715   144525 SH       SOLE                   144525
Bank of America                COM              060505104     5028   132624 SH       SOLE                   132624
Baxter International Inc       COM              071813109     9974   172495 SH       SOLE                   172495
Berkshire Hathaway Cl A        COM              084670108     1467       11 SH       SOLE                       11
Best Buy Company Inc           COM              086516101     4117    99300 SH       SOLE                    99300
CVS Caremark Corp              COM              126650100     8312   205180 SH       SOLE                   205180
Charles Schwab Corp            COM              808513105     5296   281275 SH       SOLE                   281275
Chevron Texaco Corp.           COM              166764100      341     4000 SH       SOLE                     4000
Cisco Systems Inc              COM              17275R102     7040   292256 SH       SOLE                   292256
Citigroup Inc                  COM              172967101     3046   142212 SH       SOLE                   142212
Citrix Systems Inc             COM              177376100     4350   148325 SH       SOLE                   148325
Coach Inc                      COM              189754104     4409   146225 SH       SOLE                   146225
ConocoPhillips                 COM              20825C104     7417    97320 SH       SOLE                    97320
Covidien LTD                   COM              g2552x108     3683    83242 SH       SOLE                    83242
Emerson Electric               COM              291011104     5347   103900 SH       SOLE                   103900
Exxon Mobil Corp               COM              30231g102     5872    69423 SH       SOLE                    69423
Genentech Inc.                 COM              368710406      869    10700 SH       SOLE                    10700
General Electric               COM              369604103    13679   369590 SH       SOLE                   369590
Hartford Financial Services    COM              416515104     1601    21135 SH       SOLE                    21135
Hexcel Corporation             COM              428291108     5824   304745 SH       SOLE                   304745
Hologic Inc                    COM              436440101      224     4030 SH       SOLE                     4030
Intel Corporation              COM              458140100     1244    58725 SH       SOLE                    58725
International Business Machine COM              459200101      972     8440 SH       SOLE                     8440
JP Morgan Chase                COM              46625h100     8629   200906 SH       SOLE                   200906
Johnson & Johnson              COM              478160104    30391   468496 SH       SOLE                   468496
Juniper Networks Inc.          COM              48203r104     2463    98528 SH       SOLE                    98528
Lawson Software                COM              52078P102     2908   386150 SH       SOLE                   386150
Lululemon Athletica Inc        COM              550021109     2315    81420 SH       SOLE                    81420
Marathon Oil Corp              COM              565849106     4203    92175 SH       SOLE                    92175
Maxim Integrated Prods.        COM              57772K101      408    20000 SH       SOLE                    20000
Merck                          COM              589331107      258     6802 SH       SOLE                     6802
Microsoft Corp                 COM              594918104     8647   304695 SH       SOLE                   304695
Mobilepro Corp.                COM              60742e205        1   450000 SH       SOLE                   450000
New York Community Bancorp     COM              649445103     6755   370735 SH       SOLE                   370735
Nortel Networks Corp           COM              656568508      161    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     3167    47650 SH       SOLE                    47650
Office Depot                   COM              676220106      182    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     4675   239000 SH       SOLE                   239000
Orthometrix Inc.               COM              68750M100        4   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103      357    17035 SH       SOLE                    17035
Philip Morris International    COM              718172109     3650    72164 SH       SOLE                    72164
Schering Plough Corp           COM              806605101      153    10650 SH       SOLE                    10650
Smith International Inc        COM              832110100     4222    65725 SH       SOLE                    65725
Smurfit-Stone Container Corp   COM              832727101     2441   316965 SH       SOLE                   316965
Staples Inc                    COM              855030102     2825   127780 SH       SOLE                   127780
Sun Microsystems               COM              866810203     2227   143390 SH       SOLE                   143390
The Cheesecake Factory         COM              163072101     3319   152300 SH       SOLE                   152300
Tyler Technologies Inc.        COM              902252105     6272   448612 SH       SOLE                   448612
UnitedHealth Group             COM              91324p102     4098   119263 SH       SOLE                   119263
Valero Energy                  COM              91913Y100      295     6000 SH       SOLE                     6000
Viacom Inc Cl B                COM              92553P201     3963   100037 SH       SOLE                   100037
Wal-Mart Stores                COM              931142103     4692    89075 SH       SOLE                    89075
Willis Group Holdings Limited  COM              G96655108     2679    79700 SH       SOLE                    79700
Windstream Corp                COM              97381w104     3748   313679 SH       SOLE                   313679
Yum Brands Inc.                COM              988498101      223     6000 SH       SOLE                     6000